COMMON STOCK	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
COMMON STOCK [Text Block]
11.	COMMON STOCK

On September 17, 2013 the Company entered into an AMI Participation Agreement with Downhole Energy LLC to participate in 100% gross interest and 75% net revenue interest for drilling, completion and production of up to 100 oil wells on certain oil and gas leases covering 2,924 in the historic field located in Forest and Venango counties, Pennsylvania. On execution of this agreement the company issued 100,000 of its common shares at a price of $0.04 to Downhole Energy LLC.

On October 4, 2013 the Company entered into a consulting agreement with a six months term with Olibri Acquisitions and issued 750,000 common shares at a price of $0.05 of the Company for services provided in oil and gas consulting. As at February 28, 2014, a total of $31,250 has been expensed and $6,250 has been recorded as prepayment.

On November 18, 2013, the Company entered into an investor relations contract with Coal Harbour Communications Inc. In consideration for the services the Company issued 200,000 of restricted common stock at a price of $0.07 of the Company.

On November 15, 2013, the Company issued 10,000,000 shares of the restricted common stock of the Company at a price of $0.04 per share to 0984329 B.C. Ltd at the direction of WOM pursuant to the term of LOI signed with WOM.

On November 26, 2013, the Company closed the first tranche of a private placement of 2,720,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$136,000 ($136,000). Each warrant will be exercisable into one further share at a price of $0.10 per warrant share for a period of thirty six month following the close.

On December 23, 2013, the Company closed its final tranche of a private placement of 2,528,000 units at a price of CAD$0.05 per unit for gross roceeds of CAD$126,400 ($126,400). Each warrant will be exercisable into one further share at a price of $0.10 per warrant share for a period of thirty six months following the close. The Company also paid a cash finders fee of $10,140 and 202,800 broker warrants to Canaccord Genuity and Wolverton Securities that are exercisable into one common share at a price of $0.10 that expire on December 23, 2016.

On January 16, 2014, the Company issued 5,000,000 common shares of the Company at a price of $0.18 per share to 0984329 BC Ltd, which shares will be held in escrow by the Company’s solicitors until such time which subject to certain condition has occurred per the term of the WOM Agreement.

On January 13, 2014, the Company entered into a corporate development agreement with Don Shaxon. The initial term of this agreement shall begin on the date of execution of this agreement and continue for twelve months. In consideration for the services the Company issued 250,000 common shares of the Company at a price of $0.15 per share to Don Shaxon as a signing stock bonus. As at February 28, 2014, a total of $4,685 has been expensed and $32,812 has been recorded as prepayment.

On January 31, 2014, the Company accepted and received gross proceeds of CAD$40,500 ($37,500), for the exercise of 350,000 stock options; 100,000 at $0.075 each, 150,000 stock options at $0.10 each, and 100,000 stock options at $0.15 each; into 350,000 common shares of the Company.

On January 31, 2014, the Company closed the first tranche of a private placement of 4,292,000 units at a price of $0.10 per unit for gross proceeds of $429,200. Each Unit consists of one common share of the Company and one half (1/2) of one non-transferable Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant will be exercisable into one further Share at a price of $0.15 per Warrant Share for a period of twenty four (24) months following closing. A cash finders’ fee for $29,616 and 296,160 full broker warrants that expire on January 31, 2016 with an exercise price of $0.15 was paid to Canaccord Genuity, Leede Financial and Wolverton Securities.

On February 13, 2014, the Company closed the final tranche of a private placement by issuing 12,938,000 units at a price of $0.10 per unit for gross proceeds of $1,293,800. Each Unit consists of one common share of the Company and one half (1/2) of one non-transferable Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant will be exercisable into one further Share at a price of $0.15 per Warrant Share for a period of twenty four (24) months following closing. One Director and One Officer of the Company participated in the final tranche for $30,000. A cash finders’ fee for $98,784 ; 8,000 common shares in lieu of $800 finders’ fee and 995,840 full broker warrants that expire on February 13, 2016 with an exercise price of $0.15 was paid to Canaccord Genuity, Global Market Development LLC and Wolverton Securities.

On February 13, 2014, 50,000 stock options were exercised at a price of $0.06 by a Director and 50,000 stock options were exercised at a price of $0.075 by a Consultant for net proceeds to the Company of CAD$7,050 ($6,750) into 100,000 common shares of the Company.

On February 13, 2014, 541,500 warrants from previous private placements were exercised into 541,500 common shares of the Company for net proceeds of $101,100.

On February 27, 2014, 585,000 warrants from previous private placements were exercised into 585,000 common shares of the Company for net proceeds of $115,000.

On February 27, 2014, the Company signed a $50,000 12 month marketing agreement with Agoracom payable in common shares of the Company. The first quarter payment of $12,500 has been paid by issuing 54,347 common shares of the Company at a market price of $0.23 per share.

On February 28, 2014, the Company issued to GCL an aggregate of 10,000,000 common shares at a price of $0.235 of the Company. Of such shares issued, 6,400,000 of the shares issued pursuant shall be held in escrow (the "Escrow Shares") by the Company’s solicitors until such time which subject to certain condition has occurred per the term of the GCL Agreement.

As at February 28, 2014, the Company had 80,731,262 shares issued and outstanding.

10.	COMMON STOCK

On October 11, 2011, the Company issued 100,000 common shares in connection with Altar Resources, Mildred Peak property (See Note 6) for an amount of $10,000 at a price of $0.10.

On March 30, 2012, the Company issued 150,000 common shares to Wildhorse Copper Inc. in connection to the Copper Hills property (See Note 6) for an amount of $15,000 at a price of $0.10.

On April 10, 2012, the Company issued 93,750 common shares in connection with the settlement of debt of $9,375 at a price of $0.10 per common share pursuant to a consulting agreement (See Note 11(h)).

On April 13, 2012, the Company closed an offering memorandum placement of 2,080,000 units at a price of CAD$0.10 per unit for gross proceeds of CAD$208,000 or US$208,000. Each Unit consisted of one common share of the Issuer and one common share purchase warrant. One warrant will be exercisable into one further common share at a price of US$0.15 per warrant share for a period of twelve months following closing; or at a price of US$0.20 per warrant for the period that is twelve months plus one day to twenty- four months following closing. The Company paid broker commissions of $14,420 in cash and issued 144,200 brokers warrants in connection with the private placement.

On July 27, 2012, the Company closed the first tranche of an offering memorandum placement of 600,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$30,000 or US$30,000. Each Warrant will be exercisable into one further share at a price of US$0.10 per warrant share for a period of twelve months following closing; or at a price of US$0.20 per warrant share for a period that is twelve months and one day to thirty-six months following closing. The Company’s President and CEO participated in the private placement for $10,000.00 and $5,000.00 dollars respectively. The Company issued 60,000 brokers warrants in connection with the private placement.

On August 24, 2012, the Company closed the second tranche of an offering memorandum placement of 160,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$8,000 or US$8,000. Each warrant will be exercisable into one further share at a price of US$0.10 per warrant share for a period of twelve months following closing; or at a price of US$0.20 per warrant share for a period that is twelve months and one day to thirty-six months following closing. The Company’s President participated in the private placement for $4,000 dollars respectively. The Company will issue 16,000 brokers warrants in connection with the private placement for broker commissions.

On September 28, 2012, the Company closed an offering memorandum placement of 995,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$49,750 or $49,750. Each Unit consisted of one common share of the Issuer and one common share purchase warrant. One warrant will be exercisable into one further common share at a price of $0.10 per warrant share for a period of twelve months following closing; or at a price of $0.20 per warrant for the period that is twelve months plus one day to twenty-four months following closing. The Company issued 79,500 shares, 79,500 warrants and 79,500 broker warrants in connection with the private placement.

On October 24, 2012, the Company issued 100,000 common shares in connection with Altar Resources, Mildred Peak property (See Note 6) for an amount of $6,000 at a price of $0.06.

On November 15, 2012, the Company closed an offering memorandum placement of 1,013,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$50,650 or $50,650. Each Unit consisted of one common share of the Issuer and one common share purchase warrant. One warrant will be exercisable into one further common share at a price of $0.10 per warrant share for a period of twelve months following closing; or at a price of $0.20 per warrant for the period that is twelve months plus one day to twenty-four months following closing. The Company issued 38,000 common shares, 101,300 units, and 101,300 broker warrants in connection with the private placement.

On March 1, 2013, the Company settled the debt incurred of $16,000 from September 1, 2011 to February 28, 2013 for consulting fees with Mr. Mark Snyder by issuing 160,000 restricted common shares of the Company at a price of $0.10 per share.

As at August 31, 2013, the Company had 30,314,415 shares issued and outstanding.